Shareholder Fees - Causeway International Small Cap Fund	Jan. 28, 2021 USD ($)
Institutional Class
Shareholder Fees:
Shareholder Fee, Other	none
Investor Class
Shareholder Fees:
Shareholder Fee, Other	none